Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards	$ 127,915	$ 94,959
Domestic Tax Authority [Member]
Operating Loss Carryforwards	49,157	33,953
Foreign Tax Authority [Member]
Operating Loss Carryforwards	29,417	27,066
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 49,341	$ 33,940